Risk Management Activities - Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5	$ 13
Trade and other receivables	462	$ 756
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,491
Credit risk | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Credit risk | Long-term portion of finance lease receivable
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 176
Credit risk | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 806
Credit risk | Amortized cost
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 47
Credit risk | Investment Grade [Member] | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	85.00%
Credit risk | Investment Grade [Member] | Long-term portion of finance lease receivable
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Credit risk | Investment Grade [Member] | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	99.00%
Credit risk | Investment Grade [Member] | Amortized cost
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Credit risk | Non-Investment Grade [Member] | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	15.00%
Credit risk | Non-Investment Grade [Member] | Long-term portion of finance lease receivable
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Credit risk | Non-Investment Grade [Member] | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	1.00%
Credit risk | Non-Investment Grade [Member] | Amortized cost
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 462